The Company and Summary of Significant Accounting Policies - Additional Information (Details)						1 Months Ended		12 Months Ended
	Dec. 13, 2023 USD ($) shares	Nov. 15, 2023 USD ($) shares	Nov. 10, 2023 USD ($) $ / shares shares	Mar. 20, 2023 USD ($)	Nov. 30, 2022 shares	Dec. 31, 2023 USD ($) shares	Sep. 30, 2023	Dec. 31, 2024	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares	Dec. 19, 2023 USD ($) shares	Dec. 31, 2021 USD ($)
Accounting Policies [Line Items]
Restricted cash and cash equivalents						$ 20,000			$ 20,000	$ 20,000
Other assets, fair value disclosure						20,000			20,000	20,000
Contract with customer asset net current						0			0	0
Contract with customer liability current						347,619			347,619	0
Research and development									1,485,636	2,386,086
Accumulated deficit						$ (17,770,145)			(17,770,145)	(11,671,194)
Net cash provided by used in operating activities									(2,651,143)	(3,861,735)
Net loss									$ (6,098,951)	(6,256,068)
Sale Of Stock Number Of Shares Issued In Transaction | shares									490,000
Common stock average par value per share | shares						2			2
Description of trigger event based on common stock									when the daily volume-weighted average price is less than $2.00 per share for five consecutive trading days.
Discription of Having Sufficient Fund								12 months
Factor To Be Considered For Receiving Shares In The New Company							0.15
Unrecognized tax benefits						$ 49,255			$ 49,255	49,255		$ 0
GIGCAPITAL5, INC [Member]
Accounting Policies [Line Items]
Cash equivalents						$ 0			0	$ 0
Offering costs charged to stockholders' deficit upon completion of offering									$ 13,193,740
Issued and outstanding subject to possible redemption | shares						2,114,978			2,114,978	4,014,050
Unrecognized tax benefits						$ 0			$ 0	$ 0
Amount accrued for payment of interest and penalties						0			$ 0	$ 0
Exit Strategy Partners LLC [Member]
Accounting Policies [Line Items]
Stock Issued During Period, Shares, Issued for Services | shares	250,000
Considertaion Paid Along The Business Combination	$ 125,000
Consideration Payable On the First Anniversary Of Business Combination	100,000
Stock Issued During Period, Value, Issued for Services	$ 225,000
Customer One [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Accounting Policies [Line Items]
Concentration Risk, Percentage									98.00%	49.00%
Customer One [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Accounting Policies [Line Items]
Concentration Risk, Percentage									100.00%
Stock Subscription Agreement [Member]
Accounting Policies [Line Items]
Proceeds from divestiture of businesses, net of cash divested						500,000
Yorkville [Member] | Equity Purchase Agreement [Member]
Accounting Policies [Line Items]
Business Combination Pre Paid Advance Received						9,005,000
Proceeds from issuance of unit						40,000,000
Funicular Funds [Member]
Accounting Policies [Line Items]
Proceeds from Notes Payable						$ 1,500,000
Private Placement [Member]
Accounting Policies [Line Items]
Sale Of Stock Number Of Shares Issued In Transaction | shares					1,000,000				261,250	228,750
Bridge Loan [Member]
Accounting Policies [Line Items]
Debt instrument face value			$ 1,000,000
Common stock shares issuable and convertible into shares of the company upon consummation of business combination | shares						1,369,255			1,369,255
Securities Purchase Agreement [Member] | Bridge Loan [Member]
Accounting Policies [Line Items]
Debt instrument face value			$ 1,000,000
Common stock shares issuable and convertible into shares of the company upon consummation of business combination | shares			500,000
Percentage cash option value at the date maturity			120.00%
Securities Purchase Agreement [Member] | Bridge Loan [Member] | Meteora Capital Partners LP [Member]
Accounting Policies [Line Items]
Common stock shares issuable and convertible into shares of the company upon consummation of business combination | shares			50,000
Subscription Agreements [Member] | GIGCAPITAL5, INC [Member]
Accounting Policies [Line Items]
Debt instrument face value											$ 500,000
Common stock shares issuable and convertible into shares of the company upon consummation of business combination | shares			1,200,000								200,000
Additional common stock shares issuable and convertible into shares of the company upon consummation of business combination | shares			50,000
Proceeds from issuance of unit			$ 3,000,000
Fourth Amendment [Member] | Private Placement [Member] | US Capital Global QT Imaging LLC [Member]
Accounting Policies [Line Items]
Sale Of Stock Number Of Shares Issued In Transaction | shares			25,000
Sale Of Stock Price Per Share | $ / shares			$ 2.5
Fourth Amendment [Member] | Bridge Loan [Member] | Private Placement [Member] | US Capital Global QT Imaging LLC [Member]
Accounting Policies [Line Items]
Debt instrument face value			$ 200,000
Sale Of Stock Number Of Shares Issued In Transaction | shares			35,329
Sale Of Stock Price Per Share | $ / shares			$ 2.5
Commission Payable on Warrant			$ 20,000
Equity Purchase Agreement [Member] | YA II PN Ltd [Member]
Accounting Policies [Line Items]
Common stock shares issuable and convertible into shares of the company upon consummation of business combination | shares		1,000,000
Common Stock Shares Subscribed But Unissued Value		$ 50,000,000
Debt Instrument, Term		36 months
Additional Debt Instrument		$ 10,000,000
Patents [Member]
Accounting Policies [Line Items]
Useful Life						12 years			12 years	12 years
Wells Fargo Securities LLC | GIGCAPITAL5, INC [Member]
Accounting Policies [Line Items]
Deferred underwriting fee waiver amount				$ 6,440,000
Mr Weightman | GIGCAPITAL5, INC [Member]
Accounting Policies [Line Items]
Issuance of shares subject to forfeiture | shares									5,000